Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	As of June 30, 2022
	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Public Warrant liability	$1,092,500	$1,092,500	$—	$—
Private Placement Warrant liability	47,978	—	—	47,978

Total	$1,140,478	$1,092,500	$—	$47,978

	As of December 31, 2021
	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Public Warrant liability	$10,292,500	$10,292,500	$—	$—
Private Placement Warrant liability	427,630	—	—	427,630

Total	$10,720,130	$10,292,500	$—	$427,630

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Public Warrant liability	$10,292,500	$10,292,500	$—	$—
Private Placement Warrant liability	427,630	—	—	427,630

Total	$10,720,130	$10,292,500	$—	$427,630

Summary of Changes in Level 3 Fair Value Measurements
The following table provides a summary of the changes in our Level 3 fair value measurements:

June 30, 2022
Balance, December 31, 2021	$427,630
Change in fair value of Private Placement Warrant liability	(317,072)

Balance, March 31, 2022	$110,558
Change in fair value of Private Placement Warrant liability	(62,580)

Balance, June 30, 2022	$47,978

The following table provides a summary of the changes in our Level 3 fair value measurements:

2021
Balance, December 31, 2020	$—
Initial measurement on the Closing Date	244,062
Change in fair value of Private Placement Warrant liability	183,568

Balance, December 31, 2021	$427,630

Schedule of Key Inputs into Monte Carlo Simulation
The key inputs into the valuations as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
Risk-free interest rate	3.00%	1.24%
Expected term remaining (years)	4.31	4.81
Implied volatility	73.0%	43.0%
Closing common stock price on the measurement date	$1.45	$7.81

The key inputs into the valuations as of the Closing Date and December 31, 2021 were as follows:

	(Initial Measurement) October 22, 2021	December 31, 2021
Risk-free interest rate	1.22%	1.24%
Expected term remaining (years)	5.00	4.81
Implied volatility	25.5%	43.0%
Closing common stock price on the measurement date	$8.44	$7.81